Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Income/(Loss) for the year	$ (62,709)	$ 4,568	$ 366,065
Non-cash items:
Depreciation and amortization	7,287	6,645	6,665
Impairment of investment in associate	0	0	42,938
Equity settled share-based payment expense	13,950	10,718	14,468
(Gain)/loss on investments held at fair value	(179,316)	(232,674)	37,863
Realized loss on sale of investments	20,925	54,976	0
Gain on deconsolidation	0	0	264,409
Gain on loss of significant influence	0	0	(445,582)
Loss on disposal of assets	(53)	(66)	(140)
Share of net (income)/loss of associates accounted for using the equity method	73,703	34,117	(30,791)
Fair value gain on derivative	(800)	0	0
Income taxes, net	3,756	14,402	112,077
Finance costs, net	(5,050)	6,114	46,229
Changes in operating assets and liabilities:
Accounts receivable	(617)	(529)	747
Other financial assets	0	0	(48)
Prepaid expenses and other current assets	(5,350)	(3,371)	(25)
Deferred revenues	(1,407)	(5,223)	186
Trade and other payables	8,338	605	11,166
Other liabilities	0	(7)	3,002
Other	(103)	0	0
Income taxes paid	27,766	20,737	0
Interest received	214	1,155	3,648
Interest paid	3,382	2,651	2,495
Net cash used in operating activities	(158,274)	(131,827)	(98,156)
Cash flows from investing activities:
Purchase of property and equipment	5,571	5,170	12,138
Proceeds from sale of property and equipment	30	0	0
Purchases of intangible assets	90	254	400
Purchase of associate preferred shares held at fair value	0	10,000	13,670
Purchase of investments held at fair value	(500)	(1,150)	(1,556)
Sale of investments held at fair value	218,125	350,586	9,294
Receipt of payment of sublease	381	350	191
Purchase of short-term note from associate	15,000	0	0
Purchase of convertible note	0	0	6,480
Cash derecognized upon loss of control over subsidiary	0	0	(16,036)
Purchases of short-term investments	0	0	69,541
Proceeds from maturity of short-term investments	0	30,116	173,995
Net cash provided by investing activities	197,375	364,478	63,659
Cash flows from financing activities:
Receipt of PPP loan	0	68	0
Issuance of long term loan	0	14,720	0
Issuance of subsidiary preferred Shares	37,610	13,750	51,048
Proceeds from issuance of convertible notes in subsidiary	2,215	25,000	1,606
Payment of lease liability	3,375	2,908	1,678
Repayments of non-current borrowings	0	0	178
Distribution to Tal shareholders	0	0	112
Exercise of stock options	352	1,036	504
Settlement of RSU's	(10,749)	(12,888)	0
Vesting of restricted stock units	2,582	0	1,280
Issuance of shares to NCI in subsidiary	66	0	0
Issuance of warrants	0	92	0
Acquisition of a non-controlling Interest of a subsidiary	806	0	0
Other	(5)	0	0
Net cash provided by financing activities	22,727	38,869	49,910
Effect of exchange rates on cash and cash equivalents	0	0	(104)
Net increase in cash and cash equivalents	61,827	271,520	15,309
Cash and cash equivalents at beginning of year	403,881	132,360	117,051
Cash and cash equivalents at end of year	465,708	403,881	132,360
Supplemental disclosure of non-cash investment and financing activities:
Purchase of non controlling interest in consideration for issuance of shares and options	0	0	9,106
Purchase of intangible asset and investment held at fair value in consideration for issuance of warrant liability and assumption of other long and short-term liabilities	0	0	15,894
Purchase of property plant and equipment against trade and other payables	(1,841)	0	0
Leasehold improvements purchased through lease incentives (deducted from Right of Use Asset)	1,010	0	10,680
Conversion of subsidiary convertible note into preferred share liabilities	25,797	0	4,894
Conversion of subsidiary convertible note into subsidiary common stock (NCI)	0	0	2,418
Cash paid for income taxes	$ 27,766	$ 20,737	$ 176